Related Party Transactions - Schedule of Related Party Transactions (Details) (Parenthetical) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Scott Melbye - Chief Executive Officer [Member]
Statement Line Items [Line Items]
Management fee	$ 141,874	$ 99,778
Scott Melbye - Former Chairman [Member]
Statement Line Items [Line Items]
Chair fee		59,904
Philip Williams - Former Chief Executive Officer [Member]
Statement Line Items [Line Items]
Management fee		157,494
Amount payable to related party	102,896
Josephine Man - Chief Financial Officer [Member]
Statement Line Items [Line Items]
Management fee	83,373	133,015
Amount payable to related party	6,327
Amir Adnani - Chairman [Member]
Statement Line Items [Line Items]
Chair fee	$ 102,000	$ 46,500